Environment (Tables)	12 Months Ended
Dec. 31, 2019
Environmental Matters [Abstract]
Summary of Environmental Expenses

Environmental expenses for the years ended December 31, 2019, 2018 and 2017, are as follows:

				12-31-2019
										12-31-2018
Company					Disbursements		Disbursements	Expected date	Total	Total
incurring the			Project	Disbursements incurred	capitalized	Expenses	amount in the future	of disbursements	disbursements	disbursements in prior period
cost	Project Name	Description	Status	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
		Monitoring and hydrometeorological studies	In progress	522	—	522	—		522	—
EMGESA	Proyect Central Hidroelectrica El Quimbo	Other	In progress	208	—	208	—		208	—
		Law 99	In progress	—	—	—	4,588	12/31/2021	4,588	7,495
EDESUR	Contaminating material	Handling of polluting material	In progress	133	—	133	—		133	130
CODENSA	PCBs dismantling	With the 2008 Bill 1196 Colombia hosted the Stockholm Convention and that this fact was regulated with the resolution of the Ministry of the environment 222 in December 15, 2011, recognized the provision for dismantling of transformers contaminated with PCBs.	In progress	1,693	1,399	294	6,145	12/31/2027	7,838	380
	Nueva Esperanza environmental compensation	Compensations included in Resolution 1061 and Agreement 017 of 2013 of the Ministry of the Environment and the Autonomous Regional Corporation of Cundinamarca, respectively, where the substitution of the protective and productive forest reserve of the upper basin of the Bogotá River is approved, compromising the company to carry out a compensation and reforestation plan in the construction zone of the Nueva Esperanza, Gran sabana and Compartir sub-station.	In progress		189	15	105	12/31/2019	308	494
		Preventative activities	Completed	35	—	35	—	—	35	—
		Environmental studies	Completed	29	—	29	—	—	29	—
ENEL GENERACION PIURA S.A.		Waste management	Completed	76	—	76	—	—	76	—
		Environmental monitoring	Completed	42	—	42	—	—	42	—
		Landscaping and gardens	Completed	49	—	49	—	—	49	—
	Environmental monitoring	Environmental studies	Completed	24	—	24	—	—	24	63
CHINANGO	Waste management	Hazardous waste management	Completed	53	—	53	—	—	53	44
	Mitigation and restoration	Mitigation and restoration	Completed	19	—	19	—	—	19	68
	Preventative activities	Biodiversity protection of the environment	Completed	277	—	277	—	—	277	426
ENEL DISTRIBUCION PERÚ S.A.		Elimination of particles and other special waste	Completed	243	—	243	—	—	243	—
	Preventative activities	Biodiversity protection of the environment	Completed	78	—	78	—	—	78	301
	Environmental monitoring	Environmental studies	Completed	116	—	116	—	—	116	256
ENEL GENERACIÓN PERÚ	Waste management	Hazardous waste management	Completed	342	—	342	—	—	342	314
	Mitigation and restoration	Soil and water protection and recovery	Completed	29	—	29	—	—	29	37
	Environmental monitoring	Air and climate protection, noise reduction, protection from radiation	Completed	86	—	86	—	—	86	180
	Landscaping and gardens	Gardens, landscaping and fauna maintenance	Completed	90	—	90	—	—	90	220
		Total		4,144	1,588	2,760	10,838	—	15,185	10,408

				12-31-2018

Company					Disbursements		Disbursements	Expected date	Total
incurring the			Project	Disbursements incurred	capitalized	Expenses	amount in the future	of disbursements	disbursements
cost	Project Name	Description	Status	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
EMGESA	Project Central Hidroelectrica El Coquimbo	Environmental resource management HIDRA	In progress	—	—		7,495	12/31/2020	7,495
EDESUR	Contaminating material	Handling of polluting material	In progress	130	—	130	—		130
	Preventing activities	Biodiversity protection, sewage water treatment	In progress	301	—	301	—	12/31/2018	301
	Environmental studies	Environmental studies	In progress	256	—	256	—	12/31/2018	256
ENEL GENERACIÓN PERÚ	Waste management	Hazardous waste management	In progress	314	—	314	—	12/31/2018	314
	Mitigation and restoration	Soil and water protection and recovery	In progress	37	—	37	—	12/31/2018	37
	Environmental monitoring	Air and climate protection, noise reduction, protection from radiation	In progress	180	—	180	—	12/31/2018	180
	Landscaping and gardens	Gardens, landscaping and fauna maintenance	In progress	220	—	220	—	12/31/2018	220
	Preventing activities	Biodiversity protection of the environment	In progress	57	—	57	—	12/31/2018	57
	Environmental monitoring	Environmental studies	In progress	63	—	63	—	12/31/2018	63
	Waste management	Hazardous waste management	In progress	44	—	44	—	12/31/2018	44
CHINANGO	Environmental monitoring	Air and climate protection, noise reduction, protection from radiation	In progress	426	—	426	—	12/31/2018	426
	Landscaping and gardens	Gardens, landscaping and fauna maintenance	In progress	11	—	11	—	12/31/2018	11
	PCBs dismantling	With the 2008 Bill 1196 Colombia hosted the Stockholm Convention and that this fact was regulated with the resolution of the Ministry of the environment 222 in December 15, 2011, recognized the provision for dismantling of transformers contaminated with PCBs.	In progress	373	113	260	7	12/31/2018	380
CODENSA	Nueva Esperanza environmental compensation	Compensations included in Resolution 1061 and Agreement 017 of 2013 of the Ministry of the Environment and the Autonomous Regional Corporation of Cundinamarca, respectively, where the substitution of the protective and productive forest reserve of the upper basin of the Bogotá River is approved, compromising the company to carry out a compensation and reforestation plan in the construction zone of the Nueva Esperanza, Gran sabana and Compartir sub-station.	In progress	494	481	12	1	12/31/2019	494
		Total		2,906	594	2,311	7,503	—	10,408

				12-31-2017

Company					Disbursements		Disbursements	Expected date	Total
incurring the			Project	Disbursements incurred	capitalized	Expense	amount in the future	of disbursements	disbursements
cost	Project Name	Description	Status	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
EMGESA	Environmental resource management HIDRA	Environmental resource management HIDRA	In progress	—	—	—	5,727	12/31/2019	5,727
EDESUR	Contaminating material	Investment project in the environment	In progress	5,773	5,773	—	—	—	5,773
		Handling of polluting material	In progress	110	—	110	—	—	110
	Preventing activities	Biodiversity protection, sewage water treatment	Completed	270	—	270	—	12/31/2017	270
	Environmental studies	Environmental studies	Completed	314	—	314	—	12/31/2017	314
ENEL GENERACIÓN PERÚ	Waste management	Hazardous waste management	Completed	317	—	317	—	12/31/2017	317
	Mitigation and restoration	Soil and water protection and recovery	Completed	41	—	41	—	12/31/2017	41
	Environmental monitoring	Air and climate protection, noise reduction, protection from radiation	Completed	311	—	311	—	12/31/2017	311
	Landscaping and gardens	Gardens, landscaping and fauna maintenance	Completed	196	—	196	—	12/31/2017	196
	Preventing activities	Biodiversity protection of the environment	In progress	27	—	27	—	—	27
	Environmental monitoring	Environmental studies	In progress	66	—	66	—	—	66
CHINANGO	Waste management	Hazardous waste management	In progress	73	—	73	—	—	73
	Mitigation and restoration	Soil and water protection and recovery	In progress	—	—	—	—	—	—
	Environmental monitoring	Air and climate protection, noise reduction, protection from radiation	In progress	453	—	453	—	—	453
	Landscaping and gardens	Gardens, landscaping and fauna maintenance	In progress	14	—	14	—	—	14
CODENSA	PCBs dismantling	With the 2008 Bill 1196 Colombia hosted the Stockholm Convention and that this fact was regulated with the resolution of the Ministry of the environment 222 in December 15, 2011, recognized the provision for dismantling of transformers contaminated with PCBs.	In progress	5,825	1,261	7,086	6,609	12/31/2027	784
	Nueva Esperanza environmental compensation	Compensations included in Resolution 1061 and Agreement 017 of 2013 of the Ministry of the Environment and the Autonomous Regional Corporation of Cundinamarca, respectively, where the substitution of the protective and productive forest reserve of the upper basin of the Bogotá River is approved, compromising the company to carry out a compensation and reforestation plan in the construction zone of the Nueva Esperanza, Gran sabana and Compartir sub-station.	In progress	132	625	757	302	12/31/2019	170
		Total		13,922	7,659	10,035	12,638		14,646